Inventories (Tables)	12 Months Ended
Dec. 31, 2023
Inventory Disclosure [Abstract]
Schedule of Inventory
Inventories as of December 31, consisted of the following:

(In millions)	2023	2022	2021
Raw materials	$28.7	$33.6	$28.6
Work in process	48.1	54.6	39.2
Finished goods	181.8	195.0	134.5

Gross inventories before valuation adjustments	258.6	283.2	202.3
Valuation adjustments	(19.7)	(19.2)	(18.5)

Net inventories	$238.9	$264.0	$183.8